Cash and Bank Balances - Schedule of Currency Profiles (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Singapore dollar [Member]
Schedule of Currency Profiles [Line Items]
currency profiles	$ 90,615
Malaysia ringgit [Member]
Schedule of Currency Profiles [Line Items]
currency profiles	$ 365,263	$ 1,794,977